Investments (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Financial information of the company's proportionate interest in equity-accounted investees	Principal Place Proportion of Ownership Interest of Business and and Voting Rights Held (%) Carrying Amount Name Principal Activity Incorporation 2021 2020 2021 2020 Equity-accounted investees Profertil Nitrogen Producer Argentina 50 50 277 233 Canpotex Marketing and Logistics Canada 50 50 ‐ ‐ Other associates and joint ventures 182 176 Total equity-accounted investees 459 409 Investments at FVTOCI Sinofert Fertilizer Supplier and Distributor China/Bermuda 22 22 234 153 Other 10 ‐ Total investments at FVTOCI 244 153 Total investments 703 562